SUBSEQUENT EVENTS (Details) $ in Thousands	Feb. 11, 2021 USD ($)
Borrowings | Collokia LLC | Globant España S.A.
Disclosure of non-adjusting events after reporting period [line items]
Aggregate amount of borrowings cancelled in exchange for software license agreement	$ 120